Fair Value Measurements - Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	$ 217	$ 126
Increase in fair value	177	96
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	18	11
Increase in fair value, liabilities	26	16
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	60	36
Increase in fair value, liabilities	48	36
Derivatives [member] | Interest rate contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	15	16
Increase in fair value, liabilities	12	14
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	45	20
Increase in fair value, liabilities	36	22
Financial liabilities designated at fair value through profit or loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	2	1
Increase in fair value, liabilities	2	1
Non trading financial assets at fair value through profit and loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	48
Increase in fair value	28
Non trading financial assets at fair value through profit and loss [member] | Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	46
Increase in fair value	26
Non trading financial assets at fair value through profit and loss [member] | Loans [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	2
Increase in fair value	2
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	17	12
Increase in fair value	22	10
Derivatives [member] | Commodity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	1
Increase in fair value	1
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	16	12
Increase in fair value	21	10
Financial assets designated at fair value through profit or loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		6
Increase in fair value		6
Financial assets designated at fair value through profit or loss [member] | Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		6
Increase in fair value		6
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	72
Increase in fair value	51
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	40
Increase in fair value	40
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	2
Increase in fair value	2
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	4
Increase in fair value	2
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	26
Increase in fair value	$ 7
Financial Assets Available-for-sale, Category [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		60
Increase in fair value		27
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Asset-backed Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		11
Increase in fair value		11
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		2
Increase in fair value		2
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		26
Increase in fair value		8
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		21
Increase in fair value		$ 6